Earnings per Share (Details 1) - shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 21, 2022
Earnings per Share
Public Warrants	16,159,012	16,184,612
Private Warrants	515,000	515,000
Convertible debt	0	452,240
Warrants	0	53,800
Outstanding stock options	300,000		4,162,067
SARs			1,758,100
Diluted shares outstanding	16,974,012	17,205,652	5,920,167